Related Parties Balances and Transactions (Details) - Schedule of Related Parties Transactions - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Mr Bao [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	Controlling shareholder of the Company
Due to related parties	¥ 11,836	¥ 11,839
Mr He [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	Beneficial shareholder of the Company
Mr. Yu [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	Chief Financial Officer of the Company
Philectronics [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	An equity method investee of the Company
Due from related parties	¥ 547	553
Grandsky Phoenix Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Related parties, relationship	100% owned by Mr. Bao
Due to related parties	¥ 23,346	23,405
Related Party [Member]
Schedule of Related Parties Transactions [Line Items]
Due from related parties	547	553
Due to related parties	¥ 35,182	¥ 35,244